Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) CashGeneratingUnit	Dec. 31, 2016 GBP (£) CashGeneratingUnit	Jul. 25, 2017 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	£ 87,000,000	£ 60,000,000
Future contractual commitments	16,000,000	0
Goodwill	£ 44,147,000,000	£ 11,023,000,000		£ 9,324,000,000
Number of cash-generating units assessed for impairment | CashGeneratingUnit	19	18
Percentage of growth of cash flow in financial budget In year 2	5.00%
Percentage of growth of operating units in financial budget In year 3 to 10 per annum	4.00%	4.00%
Percentage of inflation rate in financial budget	1.00%	1.00%
Percentage of total growth rate assumed	2.00%	2.00%
Sensitivity analysis - reduction in cash flows	10.00%
Sensitivity analysis - increase in post-tax discount rate	1.00%
Impairment amount if discount rate increase at post rate of one percent	0.00%
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate	6.60%	7.20%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate	19.20%	20.00%
Next Generation Products
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	2	2
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	1	0
Asia-Pacific
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	5	5
Americas
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	5	5
Western Europe
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	3	3
EEMEA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	3	3
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 33,062,000,000	£ 0	£ 34,280,000,000
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	69,562,000,000
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,102,000,000	1,061,000,000
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,834,000,000	4,809,000,000
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	2,367,000,000	2,420,000,000
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,462,000,000	1,406,000,000
Trademarks and Similar Intangibles | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Intangible assets	3,097,000,000	0
Trademarks and Similar Intangibles | TDR D.O.O
Disclosure Of Intangible Assets [Line Items]
Intangible assets	61,000,000	105,000,000
Trademarks and Similar Intangibles | Sudan
Disclosure Of Intangible Assets [Line Items]
Intangible assets	29,000,000	37,000,000
Trademarks and Similar Intangibles | Chic
Disclosure Of Intangible Assets [Line Items]
Intangible assets	29,000,000	40,000,000
Trademarks and Similar Intangibles | Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Intangible assets	230,000,000	244,000,000
Trademarks and Similar Intangibles | Tekel
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,000,000	16,000,000
Trademarks and Similar Intangibles | Bentoel
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,000,000	15,000,000
Trademarks and Similar Intangibles | Protabaco
Disclosure Of Intangible Assets [Line Items]
Intangible assets	0	30,000,000
Carrying Value | Computer Software and Assets in the Course of Development | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	£ 459,000,000	£ 484,000,000